Quarterly Financial Information	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

17. Quarterly Financial Data (unaudited)

	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Grant revenue	$140	$249	$597	$993
Operating expenses	7,739	10,414	10,563	14,993
Net loss and comprehensive loss	(6,411)	(9,763)	(9,844)	(13,868)
Net loss attributable to Spero Therapeutics, Inc.	(5,876)	(9,169)	(9,836)	(13,862)
Net loss attributable to common shareholders of Spero Therapeutics, Inc.	(7,130)	(12,121)	(12,076)	(14,770)
Net loss per share attributable to common shareholders per share, basic and diluted	$(21.60)	$(36.21)	$(36.02)	$(1.59)
Weighted average shares outstanding, basic and diluted:	330,075	334,788	335,285	9,273,783

	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016
Grant Revenue	$—	$—	$—	$335
Operating expenses	8,417	8,080	7,914	9,145
Net loss and comprehensive loss	(8,430)	(8,096)	(7,918)	(8,197)
Net loss attributable to Spero Therapeutics, Inc.	(5,905)	(6,059)	(6,316)	(7,211)
Net loss attributable to common shareholders of Spero Therapeutics, Inc.	(6,257)	(7,928)	(7,410)	(8,333)
Net loss per share attributable to common shareholders per share, basic and diluted	$(21.51)	$(25.30)	$(23.23)	$(25.68)
Weighted average shares outstanding, basic and diluted:	290,884	313,414	318,948	324,521